Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Financial Risk Management [Abstract]
Schedule of Level in Fair Value Hierarchy	(i)Disclosures of level in fair value hierarchy:
	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of March 31, 2023
Investment in trusts	2,722,517	—	—	2,722,517
Restricted digital assets	5,110,220	—	—	5,110,220
Digital assets	41,113,238	—	—	41,113,238
Digital assets payable	—	—	(11,329,287)	(11,329,287)
Digital assets payable – related party	—	—	(22,854,211)	(22,854,211)
Total	48,945,975	—	(34,183,498)	14,762,477

As of March 31, 2022
Digital assets	8,438,027	—	—	8,438,027
Digital assets payable – related party	—	—	(6,200,109)	(6,200,109)
Total	8,438,027	—	(6,200,109)	2,237,918

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities	The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:
	Within 1 year	Over 1 year	Total
	US$	US$	US$
As of March 31, 2023
Non-derivative financial liabilities
Account and other payables	1,325,914	—	1,325,914
Lease liabilities	93,166	40,113	133,279
Total	1,419,080	40,113	1,459,193

As of March 31, 2022
Non-derivative financial liabilities
Accounts and other payables	1,471,844	—	1,471,844
Lease liabilities	263,207	105,540	368,747
Total	1,735,051	105,540	1,840,591